S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 22, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	750,000
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Climate Transition Special Opportunities SPAC I LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	75,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Private placement warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Common Class B [Member] | Climate Transition Special Opportunities SPAC I LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.004
Private placement warrants [Member] | Climate Transition Special Opportunities SPAC I LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	3,500,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1
Loans [Member] | Climate Transition Special Opportunities SPAC I LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Loans [Member] | Private placement warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	1,500,000
Common Shares [Member] | Climate Transition Special Opportunities SPAC I LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.004
Class A Ordinary Shares [Member] | Climate Transition Special Opportunities SPAC I LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	1